Property, Plant and Equipment - Net - Summary of Property,Plant And Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property Plant And Equipment [Line Items]
Cost	$ 125,696	$ 119,484
Less: Accumulated depreciation	51,386	48,564
Property, plant and equipment, net	74,310	70,920
Construction in Progress [Member]
Property Plant And Equipment [Line Items]
Cost	29,367	34,217
Less: Accumulated depreciation	0	0
Plant And Building [Member]
Property Plant And Equipment [Line Items]
Cost	28,833	29,195
Less: Accumulated depreciation	12,183	11,021
Machinery and Equipment [Member]
Property Plant And Equipment [Line Items]
Cost	49,762	39,345
Less: Accumulated depreciation	27,012	26,338
Motor vehicles [Member]
Property Plant And Equipment [Line Items]
Cost	1,536	1,449
Less: Accumulated depreciation	1,057	1,009
Office Equipment And Furniture [Member]
Property Plant And Equipment [Line Items]
Cost	3,431	2,942
Less: Accumulated depreciation	2,122	2,064
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Cost	12,767	12,336
Less: Accumulated depreciation	$ 9,012	$ 8,132